Equity (Tables)	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Summary of Classes of Share Capital

The following table summarizes the changes to the shares issued and outstanding, and treasury shares held as at and for the three months ended January 31, 2021 and January 31, 2020.

Common and Preferred Shares Issued and Outstanding and Treasury Shares Held

(millions of shares and millions of Canadian dollars)	For the three months ended
	January 31, 2021		January 31, 2020
	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of year	1,816.1	$22,487	1,812.5	$21,713
Proceeds from shares issued on exercise of stock options	0.9	46	0.8	41
Shares issued as a result of dividend reinvestment plan	1.5	112	0.9	69

Purchase of shares for cancellation and other	–	–	(4.2)	(50)
Balance as at end of period	1,818.5	$22,645	1,810.0	$21,773
Preferred Shares – Class A
Balance as at beginning of year	226.0	$5,650	232.0	$5,800

Redemption of shares	–	–	–	–
Balance as at end of period	226.0	$5,650	232.0	$5,800
Treasury shares – common[1]
Balance as at beginning of year	0.5	$(37)	0.6	$(41)
Purchase of shares	44.7	(3,145)	30.5	(2,276)

Sale of shares	(42.7)	3,011	(29.3)	2,186
Balance as at end of period	2.5	$(171)	1.8	$(131)
Treasury shares – preferred[1]
Balance as at beginning of year	0.1	$(4)	0.3	$(6)
Purchase of shares	1.5	(34)	1.8	(38)

Sale of shares	(1.4)	34	(1.8)	37
Balance as at end of period	0.2	$(4)	0.3	$(7)

[1]	When the Bank purchases its own shares as part of its trading business, they are classified as treasury shares and the cost of these shares is recorded as a reduction in equity.